PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of September 30,
	2021	2022
Cost:
Buildings	40,167	—
Vehicle	3,043	2,269
Office furniture, fixtures and equipment	20,456	922
	63,666	3,191
Less: Accumulated depreciation	(24,726)	(2,691)
	38,940	500

During the year ended September 30, 2021, the Group sold the buildings under construction in progress through judicial sales for proceeds of RMB 100,300. The Court assisted the Group to sell the building under construction and collected the proceeds on behalf of the Group. The Court completed the allocation of the proceeds to creditors in the year ended September 30, 2022. Accordingly, the Group recorded the proceeds of RMB 100, 300 and RMB nil as “Receivable from sales of buildings under construction” in other current assets as of September 30, 2021 and 2022, respectively (See Note 3, Other current assets).

Upon the Group terminated cooperation with a rental service company during April 2021 through August 2021, the Group expected it would not receive any cash flow from leasehold improvements and furniture, fixtures and equipment used in apartments under capital lease and other financing arrangements (See Note 2 – Summary of Principal Accounting Policies - Capital lease and other financing arrangement). Accordingly, the Group accrued full impairment against leasehold improvements and furniture, fixtures and equipment used in apartments.

Depreciation expenses were RMB187,092, RMB 20,039 and RMB 1,002 and for the years ended September 30, 2020, 2021 and 2022, respectively. Impairment loss against property and equipment were RMB 313,354, RMB 199,575 and RMB nil for the years ended September 30, 2020, 2021 and 2022, respectively.

Upon deconsolidation of Deconsolidated VIE’s Subsidiaries, the Group deconsolidated certain property and equipment. As of September 30, 2022, the Company had net book value of RMB 500 in property and equipment.

For the years ended September 30, 2020 and 2021, the Group disposed of certain property and equipment, including leasehold improvements, furniture, fixtures and equipment used in apartments, and office furniture, fixtures and equipment, at no consideration. On the disposal date, the disposed property and equipment were comprised of the following. On September 30, 2021, the Group sold buildings under construction with original cost of RMB 81,431 through judicial sale for the proceeds of RMB 100,300. For the years ended September 30, 2020, 2021 and 2022, the Group recognized net loss from disposal from property and equipment of RMB 454,224, RMB 19,448 and RMB nil, respectively.

	For the years ended September 30,
	2020	2021	2022
Cost:
Buildings	620,354	45,548	—
Vehicle	253,205	22,830	—
Office furniture, fixtures and equipment	500	50	—
	874,059	68,428	—
Less: Accumulated depreciation	(419,835)	(42,012)	—
	454,224	26,416	—